Leases - Lessor: Investment in Operating Leases (Detail) - Investment in Operating Leases - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Property Subject to or Available for Operating Lease [Line Items]
Property Subject to or Available for Operating Lease, Gross	¥ 2,795,246	¥ 2,666,119
Accumulated depreciation	(946,341)	(936,001)
Net	1,848,905	1,730,118
Right-of-use assets	73,518	87,359
Accrued rental receivables	46,248	54,230
Allowance for doubtful receivables on operating leases	(1,493)	(3,133)
Investment in Operating Leases	1,967,178	1,868,574
Transportation equipment
Property Subject to or Available for Operating Lease [Line Items]
Property Subject to or Available for Operating Lease, Gross	1,912,604	1,892,410
Measuring and information-related equipment
Property Subject to or Available for Operating Lease [Line Items]
Property Subject to or Available for Operating Lease, Gross	436,122	377,195
Real estate
Property Subject to or Available for Operating Lease [Line Items]
Property Subject to or Available for Operating Lease, Gross	364,004	308,989
Other
Property Subject to or Available for Operating Lease [Line Items]
Property Subject to or Available for Operating Lease, Gross	¥ 82,516	¥ 87,525